Supplement to the
Fidelity Advisor®
International
Bond Fund
Class A, Class T,
and Class C
March 1, 2014
Prospectus

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Management" section on page 25.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
AIBZ-14-01  March 27, 2014
1.966446.101

Supplement to the
Fidelity Advisor®
International Bond Fund
Institutional Class
March 1, 2014
Prospectus

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
AIBZI-14-01  March 27, 2014
1.947011.102

Supplement to the
Fidelity® Global Bond Fund
March 1, 2014
Prospectus

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Management" section on page 25.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
GLB-14-02  March 27, 2014
1.966352.102

Supplement to the
Fidelity Advisor® Global Bond Fund
Class A, Class T, and Class C
March 1, 2014
Prospectus

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Management" section on page 25.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
AGLB-14-01  March 27, 2014
1.966353.101

Supplement to the
Fidelity Advisor® Global Bond Fund
Institutional Class
March 1, 2014
Prospectus

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
AGLBI-14-01  March 27, 2014
1.947010.102

Supplement to the

Fidelity Advisor® Global Bond Fund

Class A (FGBZX), Class T (FGBWX), Class C (FGBYX), and Institutional Class (FGBIX)

Classes of shares of Fidelity® Global Bond Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information has been removed from the "Management Contract" section on page 50.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund.

AGLB-AGLBIB-14-01  March 27, 2014
1.9857270.100

Supplement to the

Fidelity® Global Bond Fund (FGBFX)

A Class of shares of Fidelity Global Bond Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information has been removed from the "Management Contract" section on page 50.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund.

GLBB-14-01  March 27, 2014
1.9857272.100

Supplement to the

Fidelity® International Bond Fund (FINUX)

A Class of shares of Fidelity International Bond Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information has been removed from the "Management Contract" section on page 49.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund.

IBZB-14-01  March 27, 2014
1.9857273.100

Supplement to the

Fidelity Advisor® International Bond Fund

Class A (FINWX), Class T (FINTX), Class C (FINRX), and Institutional Class (FINOX)

Classes of shares of Fidelity® International Bond Fund

A Fund of Fidelity School Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information has been removed from the "Management Contract" section on page 49.

Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund.

AIBZ-AIBZIB-14-01  March 27, 2014
1.9857274.100

Supplement to the
Fidelity® International
Bond Fund
March 1, 2014
Prospectus

Jamie Stuttard no longer serves as lead portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2012, FMR U.K. had approximately $17.7 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
IBZ-14-02  March 27, 2014
1.966445.102